Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Assets, Current	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31,	December 31,
	2022	2021
Research and development claims receivable	$28,508	$23,678
Prepayments	7,770	8,713
VAT receivable	2,403	1,849
Lease and lease deposit receivable	54	68
Other asset	83	240
Grant income receivable	487	384
Other receivable	396	271
Deferred cost	870	1,073
Total prepaid expenses and other current assets	$40,571	$36,276